Note 17 - General and Administration Expenses - Schedule of General and Administration Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Rent and maintenance	$ 4	$ 33	$ 6	$ 65	$ 91	$ 233
Bad debts					1	(2)
Other	39	29	71	41	284	97
Total	626	399	1,191	696	2,196	1,542
General and Administrative Expense [Member]
Salary and employee benefits	143	142	261	319	512	418
Professional fees	417	183	822	246	1,252	724
Travel expenses	$ 23	$ 12	$ 31	$ 25	$ 56	$ 72